First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.4%
	American Samoa – 0.3%
$750,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$917,696
	Arizona – 3.0%
780,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/39	899,919
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (a)	5.00%	07/15/39	848,625
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (a)	5.00%	12/15/39	455,433
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	1,373,064
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/51	540,217
500,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/41	541,404
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	5.00%	07/15/40	564,333
710,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/40	815,882
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	566,222
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	4.00%	07/01/29	1,108,556
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	119,776
105,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Acdmy Proj (a)	4.00%	06/15/22	106,148
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	1,096,086
1,055,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/46	1,130,972
				10,166,637
	Arkansas – 0.4%
1,250,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.00%	07/01/52	1,317,850
	California – 6.6%
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/46	284,007
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/51	283,436
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 Enso Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	756,502
1,825,000	CA St Infra & Econ Dev Bank Lease Rev Green Bond	5.00%	08/01/44	2,251,035
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	503,730
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	245,479
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	225,579
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	410,710
750,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	781,256
125,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/28	140,365
135,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/29	152,584
1,400,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/41	1,589,821
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	664,574
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,548,517

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (a)	4.00%	07/01/56	$517,423
465,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/46	512,429
1,375,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	4.00%	05/15/44	1,564,146
1,000,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,143,780
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	352,966
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	482,483
235,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/29	267,422
285,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/34	320,006
400,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/41	448,375
1,000,000	Sacramento CA Spl Tax	4.00%	09/01/41	1,127,304
2,010,000	San Francisco CA City & Cnty, Ser B-1	4.00%	06/15/39	2,375,226
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/41	1,124,350
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/51	1,113,709
850,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/39	970,813
				22,158,027
	Colorado – 13.1%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,181,624
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	1,061,864
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,072,966
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	579,840
1,030,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	1,127,097
735,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	793,950
1,440,000	Broomfield Vlg CO Met Dist #2 Ref, Ser A-1 (a)	5.00%	12/01/49	1,567,427
3,500,000	Canyon Pines Met Dist CO Spl Impt Dist #1 Spl Assmnt Rev Spl Impt Dist No 1, Ser A-2	3.75%	12/01/40	3,290,188
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	984,992
515,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/41	542,047
835,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/51	864,755
150,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/27	164,520
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	1,104,415
850,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	975,431
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	537,756
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	537,093
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/41	1,836,904
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	1,619,616
650,000	Highlands Met Dist #1 CO	4.00%	12/01/31	670,634
540,000	Highlands Met Dist #1 CO	5.00%	12/01/41	577,922
1,675,000	Horizon Met Dist #2 CO (a)	4.50%	12/01/51	1,679,117
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	988,087
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	536,063
1,225,000	Jay Grove Met Dist CO (a)	4.25%	12/01/51	1,184,720

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	$604,876
875,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/39	942,476
1,000,000	Painted Prairie Pub Impt Auth CO	4.00%	12/01/29	1,074,161
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	571,492
500,000	Peak Met Dist #1 CO, Ser A (a)	4.00%	12/01/35	527,945
500,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/41	545,760
1,500,000	Powhaton Cmnty Auth CO Ltd Tax Supported Dist #3 Rev	5.00%	12/01/51	1,502,805
890,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	954,600
515,000	Pronghorn Vly Met Dist CO, Ser A	3.75%	12/01/41	517,762
1,500,000	Pueblo CO Urban Renewal Auth Tax Incr Rev Auth Evraz Proj Tax Incr Rev, Ser A, CIBS (a)	4.75%	12/01/45	1,676,912
500,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/27	602,895
325,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/28	399,908
300,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	375,712
785,000	Siena Lake Met Dist CO	3.25%	12/01/31	774,347
2,400,000	Siena Lake Met Dist CO	4.00%	12/01/51	2,346,477
560,000	Stc Met Dist #2 CO Ref, Ser A	3.00%	12/01/25	583,823
1,000,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,095,806
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	537,008
1,200,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,336,736
650,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/40	709,480
740,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	795,612
				43,955,621
	Connecticut – 2.9%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	311,208
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare Proj, Ser A	4.00%	07/01/51	2,288,992
540,000	CT St Hlth & Eductnl Facs Auth Rev Mclean Issue, Ser A (a)	5.00%	01/01/55	593,512
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	288,608
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	282,668
1,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	1,706,062
480,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/36	508,482
550,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/41	576,423
1,725,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (a)	4.00%	04/01/51	1,774,662
1,000,000	Univ of CT CT, Ser A	5.00%	11/01/35	1,236,837
				9,567,454
	Delaware – 0.2%
529,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	576,415
	District of Columbia – 0.5%
1,500,000	DC Rev Rocketship DC Oblig Grp, Ser A (a)	5.00%	06/01/51	1,730,551
	Florida – 9.7%
500,000	Alachua Cnty FL Hlth Facs Auth Ref Oak Hammock at The Univ of FL Inc Proj, CCRC	4.00%	10/01/46	541,301
935,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics Inc, Ser A	4.00%	12/01/49	1,069,333

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,125,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	$1,164,592
200,000	Capital Region FL CDD Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	203,046
445,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/41	483,245
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/51	561,010
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	223,266
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	359,716
1,500,000	Capital Trust Agy FL Rev Sr Edu Growth Fund LLC Chrt Sch Port Proj, Ser A-1 (a)	5.00%	07/01/56	1,690,936
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	707,467
1,000,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	1,029,964
580,000	Epperson Ranch CDD FL Capital Impt Rev, Ser A-1	5.00%	11/01/28	619,106
2,000,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	2,159,966
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (a)	4.00%	06/30/56	1,453,486
1,000,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	5.00%	06/01/51	1,131,008
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (a)	4.00%	06/01/46	1,101,470
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	4.00%	05/01/40	1,047,984
1,500,000	LTC Ranch West Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,539,390
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	96,352
1,250,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	1,286,872
200,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	215,228
210,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	248,897
1,000,000	Palm Beach Cnty FL Rev Lynn Univ Hsg Proj, Ser A (a)	5.00%	06/01/57	1,169,070
465,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	529,902
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	1,867,302
1,200,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/46	1,300,073
3,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	3,236,983
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	271,021
495,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	559,002
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	4.00%	06/15/51	1,038,022
750,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	769,089
250,000	Timber Creek SW CDD FL Spl Assmnt Assmnt Area Two Proj	4.00%	12/15/51	259,918
1,000,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	4.00%	05/01/52	1,029,498
230,000	Villamar CDD FL Spl Assmnt (b)	4.00%	05/01/29	244,571
1,250,000	Westside Haines City CDD Spl Assmnt Assmnt Area One Proj	4.00%	05/01/52	1,277,787
				32,485,873
	Georgia – 2.1%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/38	1,139,218
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	1,171,076

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	$59,101
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	534,196
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Rev Canterbury Court Proj, Ser A (a)	4.00%	04/01/51	1,557,233
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Rev Canterbury Court Proj, Ser A (a)	4.00%	04/01/56	1,545,092
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (a)	5.00%	01/01/36	595,293
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	497,680
				7,098,889
	Guam – 0.3%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	282,233
235,000	Guam Govt Busn Privilege Tax Rev, Ser B-1	5.00%	01/01/37	236,829
500,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	602,811
				1,121,873
	Idaho – 0.4%
260,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	265,197
1,000,000	Spring Vly Cmnty Infra Dist #1 Spl Assmnt Spl Assmnt Bonds (a)	3.75%	09/01/51	1,001,631
				1,266,828
	Illinois – 3.4%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	273,263
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	358,296
1,250,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/36	1,539,820
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/34	1,237,650
250,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	308,933
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	100,351
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	485,065
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	448,645
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,135
515,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	485,889
360,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	371,608
100,000	IL St	5.00%	04/01/24	110,420
500,000	IL St	5.50%	05/01/26	594,928
200,000	IL St	5.00%	06/01/27	232,801
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	294,424
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	293,299
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	114,162
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	350,005
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	170,210
2,500,000	IL St, Ser C	5.00%	11/01/29	2,962,945
650,000	IL St, Ser D	5.00%	11/01/24	731,916
				11,484,765

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana – 2.8%
$1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	$1,421,387
2,000,000	Carmel IN Loc Pub Impt Bond Bank, Ser A	4.00%	07/15/35	2,334,602
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	257,183
1,500,000	IN St Fin Auth Envrnmntl Rev Ref US Steel Corp Proj, Ser A	4.13%	12/01/26	1,648,364
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	743,419
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (d)	5.25%	07/01/28	227,896
1,200,000	IN St Fin Auth Rev Ref BHI Sr Living, Ser A	4.00%	11/15/41	1,373,500
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	611,269
700,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	712,006
				9,329,626
	Iowa – 0.7%
2,000,000	Tobacco Stlmt Auth LA Tobacco Stlmt Rev Ref Subord Sr, Class 2, Ser B-1	4.00%	06/01/49	2,214,598
	Kansas – 0.3%
1,050,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,057,634
	Kentucky – 0.9%
1,515,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	1,775,630
750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	823,262
230,000	KY St Univ KY St Univ Proj, COPS, BAM	4.00%	11/01/41	274,241
				2,873,133
	Louisiana – 1.0%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	249,540
900,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/30	1,063,437
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,312,806
500,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	646,724
				3,272,507
	Maryland – 1.4%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	182,136
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	191,934
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	208,783
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	197,397
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	1,056,463
1,000,000	MD St Econ Dev Corp Spl Oblig Port Covington Proj	4.00%	09/01/50	1,116,490
1,150,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj	5.00%	07/01/50	1,372,674
300,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Hlthcare	4.00%	01/01/38	344,882
				4,670,759
	Massachusetts – 0.9%
1,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	1,281,601
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	565,633
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	1,124,682
				2,971,916

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan – 0.6%
$300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	$332,651
860,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/38	1,047,468
635,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/46	700,557
				2,080,676
	Minnesota – 1.5%
1,500,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	4.00%	07/01/36	1,611,478
930,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	4.00%	07/01/41	990,598
350,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/28	426,875
150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	157,123
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	115,881
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	923,798
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	707,543
				4,933,296
	Missouri – 0.7%
275,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/29	317,037
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/54	1,185,462
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	85,593
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	11,448
725,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/30	727,691
				2,327,231
	Nevada – 0.7%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	363,573
205,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	227,507
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (a)	5.00%	07/15/37	760,722
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	1,028,725
				2,380,527
	New Hampshire – 0.5%
1,000,000	Natl Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	1,050,647
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	580,795
				1,631,442
	New Jersey – 2.0%
1,000,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	1,202,555
500,000	NJ St Econ Dev Auth Rev Social Bonds, Ser QQQ	4.00%	06/15/36	580,044
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	114,941
850,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	811,474
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	618,387
1,500,000	NJ St Transprtn Trust Fund Auth Ref, Ser A	4.00%	06/15/36	1,744,509
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	603,157
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	1,151,135
				6,826,202

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York – 5.9%
$785,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/41	$849,469
785,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/51	835,551
1,200,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (a)	5.00%	06/01/51	1,333,590
1,250,000	Dutchess Cnty NY Loc Dev Corp Rev Ref Bard Clg Proj, Ser A (a)	5.00%	07/01/40	1,485,607
1,500,000	Huntington NY Loc Dev Corp Rev Fountaingate Garden Proj, Ser A	5.25%	07/01/56	1,634,263
425,000	Met Transprtn Auth NY Rev Ref, Ser C-2A	4.00%	11/15/38	468,419
1,250,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,261,448
2,000,000	New York City NY Transitional Fin Auth Rev Subord Future Tax Secured, Ser C-1	4.00%	11/01/40	2,324,541
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	564,857
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	1,240,733
500,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airlines Inc John F. Kennedy Intl Arpt Proj, AMT	3.00%	08/01/31	534,456
940,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	1,107,953
400,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/31	502,058
450,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/32	563,320
450,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	562,154
150,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/34	177,013
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	2,183,133
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (a)	5.00%	07/01/56	1,041,091
100,000	Westchester Cnty NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	112,722
840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	974,822
				19,757,200
	North Carolina – 1.5%
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,156,620
2,500,000	NC St Med Care Commn Hlthcare Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/51	2,681,010
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	768,401
450,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/51	508,101
				5,114,132
	North Dakota – 0.2%
520,000	Horace ND Ref	3.00%	05/01/36	537,225
	Ohio – 4.3%
750,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/35	947,935

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$5,600,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	$6,288,420
750,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (a)	4.00%	12/01/55	780,469
750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	857,509
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,282,024
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,152,773
750,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	4.00%	02/01/36	875,666
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (a)	3.75%	12/01/31	496,950
1,500,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	1,716,206
				14,397,952
	Oklahoma – 0.9%
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	176,902
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	2,964,318
				3,141,220
	Oregon – 1.6%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	318,764
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	548,566
1,150,000	OR St Facs Auth Rev Ref Samaritan Hlth Svcs Proj, Ser A	5.00%	10/01/40	1,413,847
250,000	Yamhill Cnty OR Hosp Auth Ref Friendsview, Ser A	5.00%	11/15/51	288,797
2,450,000	Yamhill Cnty OR Hosp Auth Ref Friendsview, Ser A	5.00%	11/15/56	2,809,849
				5,379,823
	Pennsylvania – 5.8%
750,000	Allegheny Cnty PA Arpt Auth Arpt Rev, Ser A, AGM, AMT	4.00%	01/01/46	848,577
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	365,493
1,280,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,436,118
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	109,792
240,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Univ Proj Ref, Ser TT1	4.00%	05/01/36	276,531
740,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/37	862,431
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	287,841
515,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	586,065
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,236,713
300,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/37	324,759
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	270,227
1,700,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	1,814,018
665,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/36	756,111
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	418,561
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,616
1,875,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/50	2,101,972
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT, AGM	4.00%	07/01/39	1,164,402
800,000	Philadelphia PA Auth For Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/51	853,795
900,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/40	1,043,003

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	$236,476
2,250,000	Southcentrl PA Gen Auth Rev Ref Wellspan Hlth Obligated Grp, Ser A	4.00%	06/01/44	2,566,279
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	142,541
1,595,000	Wilkes-Barre PA Area Sch Dist, BAM	4.00%	04/15/49	1,819,517
				19,532,838
	Puerto Rico – 1.5%
250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	252,200
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,704,161
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	151,700
1,195,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/33	885,525
315,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	346,492
551,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2 Converted	4.33%	07/01/40	606,085
1,050,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2A	4.55%	07/01/40	1,169,065
				5,115,228
	South Carolina – 1.6%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	477,140
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	239,477
1,000,000	SC Jobs Econ Dev Auth Kiawah Life Plan Vlg Inc Proj, Ser A (a)	8.75%	07/01/25	1,013,420
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	648,859
830,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/36	883,299
2,000,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/56	2,080,940
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	140,051
				5,483,186
	South Dakota – 0.2%
700,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/41	779,385
	Tennessee – 2.1%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	26,896
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	534,942
1,800,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/48	2,120,203
1,215,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/41	1,330,811
1,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 09/01/28)	4.00%	12/01/51	1,169,369

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$250,000	TN Energy Acq Corp Cmdy Proj Rev The TN Energy Acq Corp Cmdy Proj, Ser A	5.00%	11/01/30	$319,811
500,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	523,644
730,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	862,900
				6,888,576
	Texas – 5.9%
1,200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	1,225,320
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,651,202
610,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref, Ser A	4.00%	08/15/41	654,376
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	52,702
556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	560,442
1,555,000	Galveston Cnty TX Muni Util Dist #54 Ref	3.00%	12/01/37	1,518,051
420,000	Harris-Brazoria Cntys TX Muni Util Dist #509, AGM	3.00%	09/01/32	428,457
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,452,755
125,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	145,359
1,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/48	1,136,555
1,200,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (a)	4.00%	09/01/51	1,214,565
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	271,071
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	548,587
300,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	321,062
1,250,000	Lago Vista TX Spl Assmt Rev Ref Tessera On Lake Travis, Ser B (a)	4.88%	09/01/50	1,303,677
400,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	410,808
1,285,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/39	1,590,895
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	307,630
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	215,432
2,750,000	North Parkway Muni Mgmt Dist #1 Tx Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	2,958,358
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	3.75%	09/15/31	219,197
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.13%	09/15/41	489,677
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.25%	09/15/51	736,147
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	277,916
				19,690,241
	Utah – 4.4%
4,000,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (a)	4.00%	03/01/51	4,063,929
1,000,000	Med Sch Cmps Pub Infra Dist UT, Ser A (a)	5.25%	02/01/40	1,026,066
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.25%	06/01/41	997,334
2,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.50%	06/01/51	1,993,441
2,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,934,769

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$2,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	$1,913,818
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.13%	02/01/41	514,339
1,000,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.38%	02/01/51	1,031,853
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (a)	5.00%	06/15/39	533,527
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (a)	5.00%	06/15/39	733,395
				14,742,471
	Washington – 1.9%
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	660,386
1,000,000	WA St Convention Ctr Pub Facs Dist Junior Lodging Tax Notes Green Bond	4.00%	07/01/31	1,141,569
1,000,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	1,132,470
230,000	WA St Hlthcare Facs Auth Ref Fred Hutchinson Cancer Rsrch Ctr	5.00%	01/01/26	264,821
245,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/33	315,222
855,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	4.00%	12/01/40	999,684
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (a)	5.00%	07/01/50	816,121
994,177	WA St Hsg Fin Commn Social Certificate, Ser A-1	3.50%	12/20/35	1,141,136
				6,471,409
	West Virginia – 0.3%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	1,052,541
	Wisconsin – 1.4%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	4.00%	06/15/30	515,179
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/40	919,697
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	535,915
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	535,167
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	421,065
800,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/41	880,243
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	188,965
500,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/39	569,466
				4,565,697

Total Investments – 96.4%	323,067,150
(Cost $311,461,856) (e)
Net Other Assets and Liabilities – 3.6%	12,074,394
Net Assets – 100.0%	$335,141,544

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	34	Dec 2021	$ (5,468,688)	$(65,687)
Ultra 10-Year U.S. Treasury Notes	Short	55	Dec 2021	(7,976,719)	(43,655)
				$(13,445,407)	$(109,342)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2021, securities noted as such amounted to $97,129,054 or 29.0% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,979,779 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,483,827. The net unrealized appreciation was $11,495,952. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
CIBS	Current Interest Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 323,067,150	$ —	$ 323,067,150	$ —

LIABILITIES TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (109,342)	$ (109,342)	$ —	$ —

*	See Portfolio of Investments for state breakout.

Restricted Securities
As of October 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$113.95	$201,667	$227,896	0.07%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	108.43	250,000	271,071	0.08
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	400,000	102.70	397,067	410,808	0.12
				$848,734	$909,775	0.27%